[Letterhead of Sutherland Asbill & Brennan LLP]

May 27, 2016

VIA EDGAR

James E. O’Connor, Esq.

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	TriplePoint Venture Growth BDC Corp.

Post-Effective Amendment No. 2 to the Registration Statement on Form N-2 (File No. 333-204933) filed May 27, 2016

Dear Mr. O’Connor:

On behalf of TriplePoint Venture Growth BDC Corp. (the “Company”), we hereby respectfully request that the staff of the Securities and Exchange Commission (the “Commission”) afford Post-Effective No. 2 to the Company’s registration statement on Form N-2 (File No. 333-204933), filed with the Commission on May 27, 2016 (the “Post-Effective Amendment”), selective review in accordance with Securities Act Release No. 6510 (February 15, 1984).

The disclosure contained in the Post-Effective Amendment contains no material changes from the disclosure included in the Company’s registration statement on Form N-2 (File No. 333-204933) (the “Initial Registration Statement”), initially filed with the Commission on June 12, 2015 and declared effective, as amended, on July 16, 2015, except for (i) revisions reflecting the material developments relating to the Company since the effective date of the Initial Registration Statement, (ii) the inclusion of annual audited financial statements and related financial data for the year ended December 31, 2015, together with disclosure relating thereto, and (iii) the inclusion of unaudited financial statements and related financial data for the quarterly period ended March 31, 2016, together with disclosure relating thereto.

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If you have any questions or additional comments concerning the foregoing, please contact Harry S. Pangas at (202) 383-0805, Vlad M. Bulkin at (202) 383-0815, or the undersigned at (202) 383-0176.

Sincerely,

/s/ Steven B. Boehm
Steven B. Boehm

cc:	Harry S. Pangas

Vlad M. Bulkin